                                   Law Offices

                       Stradley Ronon Stevens & Young, LLP
                            2600 One Commerce Square
                      Philadelphia, Pennsylvania 19103-7098
                            Telephone: (215) 564-8000
                            Facsimile: (215) 564-8120

                                  July 11, 2006

Via EDGAR Transmission

Filing Desk
U.S. Securities and Exchange Commission
100 F Street, N.E.
Washington, DC 20549

Subject:  AssetMark Funds
          File No.  811-10267 - Preliminary  Proxy  Solicitation Materials

Ladies and Gentlemen:

     Submitted  herewith for filing on behalf of AssetMark  Funds (the  "Trust")
pursuant to Rule  14a-6(a) of the  Securities  Exchange Act of 1934, as amended,
are  a  Schedule  14(a)   Information   cover  page,  a  Notice  of  Meeting  of
Shareholders,  a preliminary  proxy statement and forms of proxy card to be used in  connection  with a  meeting  of  shareholders  of each  series  of the Trust
(together,  the "Funds") to approve a new investment  advisory agreement for the
Trust, on behalf of each of the Funds.  The meeting of shareholders is scheduled to be held on September 19, 2006.  Definitive proxy  solicitation  materials are expected to be transmitted to shareholders on or about July 25, 2006.

     Please  direct any  questions  or  comments  regarding  this  filing to the undersigned  at (215)  564-8198 or, in my absence,  to Fabio  Battaglia,  III at
(215) 564-8077.

                                          Sincerely yours,

                                          /s/ Michael P. O'Hare
                                          Michael P. O'Hare, Partner
                                          Stradley Ronon Stevens & Young, LLP